SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of Group's Accumulated Other Comprehensive Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Foreign currency translation adjustment	$ (17,130)	$ (15,592)
Change in the fair value of interest rate swap agreements	(19)	0
Accumulated Other Comprehensive Income (Loss)	$ (17,149)	$ (15,592)